Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 2,659	$ 3,341	$ 3,473
Less: deferred bonuses awarded, expected to be recognised in future periods	(239)	(337)	(351)
Total incentives awarded and recognised in the current year	2,420	3,004	3,122
Add: current year charges for deferred bonuses from previous years	286	327	322
Other	2	(55)	(70)
Income statement charge for incentive awards	$ 2,708	$ 3,276	$ 3,374